Long-term debt	12 Months Ended
Dec. 31, 2013
Long-term debt

18    Long-term debt

(in millions of Canadian dollars)		Maturity	Currency in which payable	2013	2012
6.500%	10-year Notes (A)	May 2018	US$	$ 292	$ 273
6.250%	10-year Medium Term Notes (A)	Jun. 2018	CDN$	374	374
7.250%	10-year Notes (A)	May 2019	US$	371	347
9.450%	30-year Debentures (A)	Aug. 2021	US$	266	249
5.100%	10-year Medium Term Notes (A)	Jan. 2022	CDN$	125	125
4.500%	10-year Notes (A)	Jan. 2022	US$	262	244
4.450%	12.5-year Notes (A)	Mar. 2023	US$	371	347
7.125%	30-year Debentures (A)	Oct. 2031	US$	372	348
5.750%	30-year Debentures (A)	Mar. 2033	US$	258	241
5.950%	30-year Notes (A)	May 2037	US$	471	440
6.450%	30-year Notes (A)	Nov. 2039	CDN$	400	400
5.750%	30-year Notes (A)	Jan. 2042	US$	260	243
Secured Equipment Loan (B)		Aug. 2015	CDN$	80	98
5.41%	Senior Secured Notes (C)	Mar. 2024	US$	116	113
6.91%	Secured Equipment Notes (D)	Oct. 2024	CDN$	167	176
5.57%	Senior Secured Notes (E)	Dec. 2024	US$	62	60
7.49%	Equipment Trust Certificates (F)	Jan. 2021	US$	96	96
3.88%	Senior Secured Notes Series A & B (G)	Oct./Dec. 2026	US$	140	134
4.28%	Senior Secured Notes (H)	Mar. 2027	US$	73	70
Other long-term loans (nil% – 5.50%)		2014 - 2025	US$	2	2
Obligations under capital leases
	(6.313% – 6.99%) (I)	2014 - 2026	US$	277	271
Obligations under capital leases
	(12.77%) (I)	Jan. 2031	CDN$	3	3

				4,838	4,654
Perpetual 4% Consolidated Debenture Stock (J)			US$	32	30
Perpetual 4% Consolidated Debenture Stock (J)			GB£	6	6

				4,876	4,690
Less: Long-term debt maturing within one year				189	54

				$ 4,687	$ 4,636

At December 31, 2013, the gross amount of long-term debt denominated in U.S. dollars was US$3,527 million (2012 – US$3,538 million).

Annual maturities and principal repayments requirements, excluding those pertaining to capital leases, for each of the five years following 2013 are (in millions): 2014 – $50; 2015 – $127; 2016 – $31; 2017 – $28; 2018 – $697.

A.  These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.

On September 30, 2011, the Company redeemed US$101 million 5.75% Notes due in May 2013 with a carrying amount of $107 million pursuant to a call offer for a total cost of $113 million. Upon redemption of the Notes a net loss of $9 million was recognized to “Other income and charges”. The loss consisted largely of a redemption premium paid to note holders to redeem the Notes.

On September 13, 2011, the Company announced a cash tender offer and consent solicitation for any or all its outstanding US$246 million 6.25% Notes due October 15, 2011. Notes tendered with a principal value of US$204 million were redeemed on October 12, 2011, and the remaining US$42 million Notes not tendered were redeemed on October 17, 2011. Upon redemption of the Notes a net loss of $1 million was recognized to “Other income and charges”.

During December 2011, the Company issued $125 million 5.10% 10-year Medium Term Notes, US$250 million 4.50% 10-year Notes and US$250 million 5.75% 30-year Notes. Net proceeds from these offerings were $618 million and were largely used to make a $600 million voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

B.  The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $65 million at December 31, 2013. The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers’ Acceptance rates) plus 53 basis points (2013 – 1.93%; 2012 – 1.97%; 2011 – 1.94%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.

C.  The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $141 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.

D.  The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $139 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.

E.  The 5.57% Senior Secured Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $59 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$33 million is due in December 2024.

F.  The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $104 million at December 31, 2013. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.

G.  During 2011, the Company issued US$139 million 3.88% Series A and B Senior Secured Notes due in 2026 for net proceeds of $139 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $131 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2026. Final repayment of the remaining principal of US$69 million is due in the fourth quarter of 2026.

H.  During 2012, the Company issued US$71 million 4.28% Senior Secured Notes due in 2027 for net proceeds of $71 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $68 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including March 2027. Final repayment of the remaining principal of US$35 million is due in March 2027.

I. At December 31, 2013, capital lease obligations included in long-term debt were as follows:

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2014	$160
	2015	14
	2016	15
	2017	13
	2018	13
	Thereafter	159

Total minimum lease payments		374
Less: Imputed interest		(94)

Present value of minimum lease payments		280
Less: Current portion		(139)

Long-term portion of capital lease obligations		$141

During the year the Company had no additions to property, plant and equipment under capital lease obligations (2012 – $nil; 2011 – $nil).

The carrying value of the assets collateralizing the capital lease obligations was $316 million at December 31, 2013.

J.  The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.

K.  During November 2013, CP extended its revolving credit agreement, dated October 31, 2011, by three years to November 29, 2018. The amended agreement is with 13 highly rated financial institutions for a committed amount of $1.165 billion and also contains an uncommitted accordion feature to a maximum size of $1.5 billion. The agreement can accommodate draws of cash and/or letters of credit at pre-agreed pricing. At December 31, 2013, the facility was undrawn. The weighted average annualized interest rate of the facility for drawn funds was not applicable in 2013 compared to 2.94% in 2012 and 1.98% in 2011. The agreement requires the Company not to exceed a maximum debt to total capitalization ratio. At December 31, 2013, the Company satisfied this threshold stipulated in the financial covenant. In addition, should CP’s senior unsecured debt not be rated at least investment grade by Moody’s and S&P, the Company’s credit agreement will also require it to maintain a minimum fixed charge coverage ratio.

L.  During 2013, the Company entered into a series of committed and uncommitted bilateral letter of credit facility agreements with financial institutions to support its requirement to post letters of credit in the ordinary course of business. The agreements have varying expiration dates with the earliest expiry in August 2014. Under these agreements, the Company has the option to post collateral in the form of cash or cash equivalents, equal at least to the face value of the letter of credit issued. Collateral provided includes highly liquid investments purchased three months or less from maturity and is stated at cost, which approximates market value and is shown separately on the balance sheet as “Restricted cash and cash equivalents”.

At December 31, 2013, under its bilateral facilities the Company had letters of credit drawn of $394 million from a total available amount of $585 million. Prior to these bilateral agreements, letters of credit were drawn under the Company’s revolving credit facility. At December 31, 2013, cash and cash equivalents of $411 million were pledged as collateral and recorded as “Restricted cash and cash equivalents”, $nil in 2012. The Company can withdraw this collateral during any month.